UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 94.2%
Argentina - 0.6%
10,200	Banco Macro Bansud SA, ADR	$193,188
85,192	Grupo Financiero Galicia SA, ADR *	414,033

	Total Argentina	607,221

Brazil - 15.2%
95,641	Acucar Guarani SA *	540,327
83,700	Companhia Vale do Rio Doce, ADR	2,190,429
88,900	Cyrela Brazil Realty SA	1,293,916
25,400	Empresa Brasileira de Aeronautica SA, ADR	776,224
55,693	Perdigao SA	1,518,092
97,472	Petroleo Brasileiro SA, ADR	4,468,117
50,301	Rodobens Negocios Imobiliarios SA	656,337
72,324	Tam SA, ADR	1,463,838
41,000	Tecnisa SA	196,297
42,525	Usinas Siderurgicas de Minas Gerais SA	1,814,744
6,485	Votorantim Celulose e Papel SA, ADR	157,067

	Total Brazil	15,075,388

Canada - 1.1%
109,372	Gammon Gold Inc. *	1,113,407

Cayman Islands - 1.4%
241,990	China Mengniu Dairy Co., Ltd. (c)	713,932
1,201,500	KWG Property Holding Ltd. (c)	694,845

	Total Cayman Islands	1,408,777

China - 8.5%
2,162,000	China Construction Bank, Class H Shares (c)	1,896,048
1,448,000	China Petroleum & Chemical Corp., Class H Shares (c)	1,519,451
61,500	China Railway Construction Corp., Class H Shares * (c)	94,522
643,000	China Railway Group Ltd. * (c)	524,848
653,000	Hidili Industry International Development Ltd. (c)	976,883
3,836,000	Industrial & Commercial Bank of China (c)	2,885,761
314,400	Yanzhou Coal Mining Co., Ltd., Class H Shares (c)	565,881

	Total China	8,463,394

Cyprus - 0.2%
102,490	Urals Energy Public Co., Ltd. * (c)	203,950

Egypt - 0.7%
13,674	Orascom Telecom Holding SAE, GDR (a) (c)	713,139

Hong Kong - 7.2%
128,000	China Mobile (Hong Kong) Ltd. (c)	1,712,038
608,000	China Resources Enterprise Ltd. (c)	1,551,997
500,000	China Unicom Ltd. (c)	1,026,684
235,000	Citic Pacific Ltd. (c)	899,505
1,012,000	CNOOC Ltd. (c)	1,491,485
186,000	Shanghai Industrial Holdings Ltd. (c)	528,290

	Total Hong Kong	7,209,999

India - 2.6%
45,600	Satyam Computer Services Ltd., ADR	973,104
17,230	State Bank of India Ltd., GDR (c)	1,131,210
48,800	Tata Motors Ltd., ADR	456,280

	Total India	2,560,594

Indonesia - 3.3%
92,500	Indo Tambangraya Megah PT (c)	297,768
521,500	PT Astra International Tbk (c)	1,287,351
1,904,500	PT Bumi Resources Tbk (c)	1,406,997

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Indonesia - 3.3% (continued)
944,000	PT Indika Energy Tbk *	$326,949

	Total Indonesia	3,319,065

Israel - 1.2%
281,122	Bank Hapoalim Ltd. (c)	1,167,498

Kazakhstan - 1.0%
46,303	Eurasian Natural Resources Corp. * (c)	960,420

Luxembourg - 0.8%
8,100	Evraz Group SA GDR (a)	777,600

Malaysia - 0.9%
481,200	Genting Berhad (c)	865,657

Mexico - 3.9%
16,400	America Movil SAB de CV, Series L Shares, ADR	828,036
258,400	Banco Compartamos SA de CV	981,021
79,446	Corporacion Moctezuma SAB de CV	188,413
142,976	Grupo Financiero Banorte SAB de CV, Series O Shares	615,471
396,400	Urbi, Desarrollos Urbanos SA de CV *	1,313,368

	Total Mexico	3,926,309

Pakistan - 0.1%
109,748	United Bank Ltd. (c)	120,939

Russia - 13.7%
96,198	Gazprom, OAO, ADR	4,636,744
5,550	LUKOIL, ADR	464,535
68,300	Magnitogorsk Iron & Steel Works, GDR (a)	980,105
35,600	Mechel OAO, ADR	755,432
20,300	Mobile TeleSystems, ADR	1,449,420
16,415	NovaTek OAO, GDR (a) (c)	1,252,728
26,600	PIK Group, GDR (a) (c)	609,544
194,094	Rosneft Oil Co., GDR*	2,067,101
469,465	Sberbank RF (c)	1,397,593

	Total Russia	13,613,202

South Africa - 8.0%
77,348	Aveng Ltd. (c)	654,916
49,975	Barloworld Ltd. (c)	456,125
89,607	Gold Fields Ltd. (c)	1,074,515
35,223	Impala Platinum Holdings Ltd. (c)	1,179,733
121,399	MTN Group Ltd. (c)	2,098,120
38,768	Murray & Roberts Holdings Ltd. (c)	504,365
14,094	Pretoria Portland Cement Co., Ltd.	65,162
158,340	Standard Bank Group Ltd. (c)	1,949,448

	Total South Africa	7,982,384

South Korea - 8.0%
9,830	Daewoo Engineering & Construction Co., Ltd. (c)	135,794
14,717	GS Engineering & Construction Corp. (c)	1,450,597
2,400	Hite Brewery Co., Ltd. *	438,713
6,401	Hite Holdings Co., Ltd. (c)	285,725
19,148	Hyundai Motor Co. (c)	1,336,314
5,042	ORION Corp. (c)	1,077,660
2,355	Samsung Electronics Co., Ltd. (c)	1,310,877
40,760	Shinhan Financial Group Co., Ltd. (c)	1,905,133

	Total South Korea	7,940,813

Taiwan - 9.6%
631,050	Acer Inc. (c)	1,286,983
272,999	AU Optronics Corp.* (c)	307,726
44,868	AU Optronics Corp., ADR	507,003

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Taiwan - 9.6% (continued)
542,516	Cathay Financial Holding Co., Ltd. (c)	$1,048,776
1,031,030	China Steel Corp. (c)	1,470,995
15,600	High Tech Computer Corp. (c)	244,468
296,498	Hon Hai Precision Industry Co., Ltd. (c)	1,430,306
1,236,021	Taiwan Semiconductor Manufacturing Co., Ltd. (c)	2,241,671
764,880	Uni-President Enterprises Corp. (c)	1,016,282

	Total Taiwan	9,554,210

Thailand - 3.9%
2,570,200	Asian Property Development Public Co., Ltd.	376,052
1,738,300	Italian-Thai Development Public Co., Ltd.	231,497
520,800	Kasikornbank Public Co., Ltd. (c)	1,036,428
3,744,488	Krung Thai Bank Public Co., Ltd.	805,026
2,538,200	Land & Houses Public Co., Ltd., NVDR (c)	467,876
1,087,982	LPN Development Public Co., Ltd.	170,556
99,800	PTT Public Co., Ltd.	750,958

	Total Thailand	3,838,393

Turkey - 2.2%
337,136	Turkiye Garanti Bankasi AS * (c)	1,122,284
219,931	Turkiye Is Bankasi, Class C Shares (c)	1,016,795

	Total Turkey	2,139,079

United Kingdom - 0.1%
133,385	Aricom PLC * (c)	140,682

	TOTAL COMMON STOCKS (Cost - $87,605,908)	93,702,120

PREFERRED STOCKS - 1.8%
Brazil- 1.8%
221,200	Banco Panamericano SA	1,097,175
35,032	Tam SA	715,623

	TOTAL PREFERRED STOCKS (Cost - $1,703,951)	1,812,798

Face Amount
EQUITY LINKED NOTES - 4.0%
Jersey- 1.6%
$67,768	JPMorgan International Derivatives Ltd., 0.000% due 8/13/13 (b)(c)	1,044,827
210,351	JPMorgan International Derivatives Ltd. (Indian Bank), 0.000% due 3/9/12 (b)(c)	475,753

	Total Jersey	1,520,580

Switzerland - 2.4%
80,378	UBS AG (Bharti Airtel Ltd.), 0.000% due 3/23/10 (b)(c)	719,937
53,728	UBS AG (Satyam Computer Services Ltd.), 0.000% due 4/5/10 (b)(c)	1,008,165
17,313	UBS AG London, 0.000% due 6/29/10 (b)(c)	684,141

	Total Switzerland	2,412,243

	TOTAL EQUITY LINKED NOTES (Cost - $4,705,250)	3,932,823

See Notes to Schedule of Investments.

LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

WARRANTS	SECURITY	VALUE
WARRANTS - 1.4%
39,624	Aricom PLC, Expires 5/6/10*	7,652
7,000	Bharti Airtel Ltd., Expires 8/1/10(a)*	131,677
4,935	Bharti Airtel Ltd., Expires 3/17/11(a)*	92,861
89,059	Cairn India Ltd., Expires 11/3/12(a)*	505,792
22,098	IVRCL Infrastructures and Projects Ltd., Expires 11/27/09(a)*	156,929
25,400	Tata Consultancy Services Ltd., Expires 8/24/09*	497,764

	TOTAL WARRANTS (Cost - $1,608,637)	1,392,675

	TOTAL INVESTMENTS - 101.4% (Cost - $95,623,746#)	100,840,416
	Liabilities in Excess of Other Assets - (1.4)%	(1,393,708)

	TOTAL NET ASSETS - 100.0%	$99,446,708

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Summary of Investments by Sector†

Financials	24.8%
Energy	19.2
Materials	14.3
Industrials	10.1
Information Technology	9.7
Consumer Discretionary	8.7
Telecommunication Services	8.7
Consumer Staples	4.5
100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2008 and subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Emerging Markets Equity Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,305,691
Gross unrealized depreciation	(9,089,021)

Net unrealized appreciation	$5,216,670

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

***

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2008